Significant Concentrations	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Significant Concentrations

12.Significant Concentrations

Majorcustomers. For the year ended December 31, 2013, sales, through Petroleum, to Sunoco Partners, and Enterprise Crude Oilaccounted for approximately 78% and 10% of our total sales, respectively. For the year ended December 31, 2012, sales to ElephantOil & Gas and LPC Crude Oil, Inc. accounted for approximately 60%, and 25%, respectively, of our total oil and gas sales. Forthe year ended December 31, 2011, sales to Elephant Oil & Gas accounted for approximately 65% of our oil and gas sales.   Noother purchasers accounted for more than 10% of the Company’s total sales for the years ended December 31, 2013, 2012and 2011. Substantially all of the Company’s accounts receivable result from sales of oil and natural gas.

Thisconcentration of customers may impact the Company’s overall credit risk, either positively or negatively, in that these entitiesmay be similarly affected by changes in economic or other conditions. Management believes that the loss of any of these purchaserswould not have a material adverse effect on the Company’s operations, as there are a number of alternative oil and naturalgas purchasers in the Company’s producing region.